Revenue from contract with customers - Contract assets and contract liabilities with customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract assets	$ 424		$ 526
Contract liabilities	1,413		$ 1,754
Revenue that was included in contract liability balance at beginning of period	$ 1,754	$ 2,520